Gold Line/Medford Acquisition (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Schedule of Results of Operations Giving Effect to the Gold Line/Medford Acquisition
The following tables present our results of operations and financial position giving effect to the Gold Line/Medford Acquisition. For each of the three years in the period ended December 31, 2013, and as of December 31, 2013 and 2012, the combined results of the Acquired Assets prior to the Gold Line/Medford Acquisition are included in "Acquired Assets Predecessor."

	Millions of Dollars
	Year Ended December 31, 2013
Consolidated Statement of Income	Phillips 66 Partners LP (As Previously Reported)	Acquired Assets Predecessor	Phillips 66 Partners LP (As Currently Reported)
Revenues
Transportation and terminaling services—related parties	$106.4	75.5	181.9
Transportation and terminaling services—third parties	0.2	4.9	5.1
Other income	0.2	—	0.2
Total revenues	106.8	80.4	187.2

Costs and Expenses
Operating and maintenance expenses	27.4	23.8	51.2
Depreciation	6.2	8.1	14.3
General and administrative expenses	10.0	6.5	16.5
Taxes other than income taxes	1.7	3.0	4.7
Interest and debt expense	0.3	—	0.3
Total costs and expenses	45.6	41.4	87.0
Income before income taxes	61.2	39.0	100.2
Provision for income taxes	0.5	—	0.5
Net Income	60.7	39.0	99.7
Less: Net income attributable to predecessors	31.8	39.0	70.8
Net Income Attributable to the Partnership	$28.9	—	28.9

	Millions of Dollars
	Year Ended December 31, 2012
Consolidated Statement of Income	Phillips 66 Partners LP (As Previously Reported)	Acquired Assets Predecessor	Phillips 66 Partners LP (As Currently Reported)
Revenues
Transportation and terminaling services—related parties	$79.7	62.1	141.8
Transportation and terminaling services—third parties	0.4	3.1	3.5
Total revenues	80.1	65.2	145.3

Costs and Expenses
Operating and maintenance expenses	22.9	29.5	52.4
Depreciation	6.6	7.0	13.6
General and administrative expenses	7.8	5.6	13.4
Taxes other than income taxes	1.4	3.0	4.4
Other expenses	—	0.1	0.1
Total costs and expenses	38.7	45.2	83.9
Income before income taxes	41.4	20.0	61.4
Provision for income taxes	0.3	—	0.3
Net Income	41.1	20.0	61.1
Less: Net income attributable to predecessors	41.1	20.0	61.1
Net Income Attributable to the Partnership	$—	—	—

	Millions of Dollars
	Year Ended December 31, 2011
Consolidated Statement of Income	Phillips 66 Partners LP (As Previously Reported)	Acquired Assets Predecessor	Phillips 66 Partners LP (As Currently Reported)
Revenues
Transportation and terminaling services—related parties	$75.6	59.0	134.6
Transportation and terminaling services—third parties	0.4	4.8	5.2
Total revenues	76.0	63.8	139.8

Costs and Expenses
Operating and maintenance expenses	24.5	24.7	49.2
Depreciation	5.8	7.0	12.8
General and administrative expenses	5.6	4.5	10.1
Taxes other than income taxes	1.3	2.8	4.1
Other expenses	—	0.1	0.1
Total costs and expenses	37.2	39.1	76.3
Income before income taxes	38.8	24.7	63.5
Provision for income taxes	0.3	—	0.3
Net Income	38.5	24.7	63.2
Less: Net income attributable to predecessors	38.5	24.7	63.2
Net Income Attributable to the Partnership	$—	—	—

	Millions of Dollars
	As of December 31, 2013
Consolidated Balance Sheet	Phillips 66 Partners LP (As Previously Reported)	Acquired Assets Predecessor	Phillips 66 Partners LP (As Currently Reported)
Assets
Cash and cash equivalents	$425.1	—	425.1
Accounts receivable—related parties	11.3	—	11.3
Accounts receivable—third parties	0.1	0.5	0.6
Materials and supplies	0.6	1.4	2.0
Other current assets	2.3	—	2.3
Total Current Assets	439.4	1.9	441.3
Net properties, plants and equipment	135.9	135.3	271.2
Goodwill	2.5	—	2.5
Deferred rentals—related parties	6.4	—	6.4
Total Assets	$584.2	137.2	721.4

Liabilities
Accounts payable—related parties	$5.2	—	5.2
Accounts payable—third parties	3.0	5.0	8.0
Payroll and benefits payable	—	0.1	0.1
Accrued property and other taxes	1.0	1.3	2.3
Current portion of accrued environmental costs	—	2.0	2.0
Other current liabilities	0.4	—	0.4
Total Current Liabilities	9.6	8.4	18.0
Asset retirement obligations	0.4	2.0	2.4
Accrued environmental costs	—	1.4	1.4
Deferred income taxes	0.1	—	0.1
Total Liabilities	10.1	11.8	21.9

Equity
Net investment—predecessors	—	125.4	125.4
Common unitholders—public	409.1	—	409.1
Common unitholder—Phillips 66	48.6	—	48.6
Subordinated unitholder—Phillips 66	104.9	—	104.9
General partner—Phillips 66	11.5	—	11.5
Total Equity	574.1	125.4	699.5
Total Liabilities and Equity	$584.2	137.2	721.4

	Millions of Dollars
	As of December 31, 2012
Consolidated Balance Sheet	Phillips 66 Partners LP (As Previously Reported)	Acquired Assets Predecessor	Phillips 66 Partners LP (As Currently Reported)
Assets
Cash and cash equivalents	$—	—	—
Accounts receivable—related parties	—	0.3	0.3
Accounts receivable—third parties	0.2	0.3	0.5
Materials and supplies	0.3	1.4	1.7
Total Current Assets	0.5	2.0	2.5
Net properties, plants and equipment	135.8	113.0	248.8
Goodwill	2.5	—	2.5
Deferred rentals—related parties	6.1	—	6.1
Total Assets	$144.9	115.0	259.9

Liabilities
Accounts payable—third parties	$1.4	2.6	4.0
Payroll and benefits payable	0.2	0.1	0.3
Accrued property and other taxes	0.6	1.3	1.9
Current portion of accrued environmental costs	0.1	7.9	8.0
Other current liabilities	0.1	—	0.1
Total Current Liabilities	2.4	11.9	14.3
Asset retirement obligations	0.3	1.7	2.0
Accrued environmental costs	0.2	2.3	2.5
Total Liabilities	2.9	15.9	18.8

Net Investment
Net investment—predecessors	142.0	99.1	241.1
Total Liabilities and Net Investment	$144.9	115.0	259.9